Stockholders' Equity - Narrative - Distributions Paid (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Payments of ordinary dividends, common stock	$ 6,419,268	$ 5,824,954	$ 12,535,724	$ 11,422,475	$ 23,399,025	$ 21,884,846	$ 19,252,136
Distributions paid, common stock, including distribution reinvestment plan	$ 11,797,964	$ 11,593,864	$ 23,292,986	$ 22,892,415	$ 46,113,000	$ 45,222,938
Stock issued during period, dividend reinvestment plan (in shares)	339,564	382,875
Proceeds from issuance of common stock, dividend reinvestment plan	$ 5,378,696	$ 5,768,910
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, dividend reinvestment plan (in shares)			693,883	766,783	1,507,497	1,578,832
Proceeds from issuance of common stock, dividend reinvestment plan			$ 10,757,262	$ 11,469,940	$ 22,713,975	$ 23,338,092